Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	(0.47%)	10.14%	3.43%
Expiration of net operating loss carryforwards	(31.92%)
Non-deductible items - bad debts			(0.22%)
Other non-deductible expenses	(3.99%)	(7.01%)	(3.50%)
Changes in unrecognized tax benefits			17.17%
Cumulative effect of initially applying new accounting standards		13.13%
Change in deferred tax assets and valuation allowance	10.52%	(43.38%)	(42.02%)
Change in tax rate			0.15%
Other	1.86%	3.12%	0.99%